Supplemental Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of Cash Flow Information

Change in Non-Cash Working Capital

	Three Months Ended June 30		Six Months Ended June 30
(in thousands)	2019	2018	2019	2018

Change in non-cash working capital
Accounts receivable	$559	$(4,663)	$867	$(3,784)
Accounts payable and accrued liabilities	5,274	4,975	(2,267)	817
Other	(1,174)	(2,084)	(1,111)	(1,880)

Total change in non-cash working capital	$4,659	$(1,772)	$(2,511)	$(4,847)